Note 17 - Quarterly Financial Reports (Details) - USD ($)	3 Months Ended													6 Months Ended		12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues		$ 6,754,181	$ 6,947,467	$ 7,030,908	$ 7,172,467	$ 7,262,506	$ 7,507,640	$ 7,526,478	$ 7,639,557	$ 7,871,442	$ 7,864,728	$ 8,015,667	$ 8,140,747
Operating Expenses		10,474,243	9,837,277	10,014,564	10,168,913	9,871,273	9,539,442	9,709,394	10,097,304	10,260,756	10,228,784	10,348,511	10,834,621
Operating Loss	$ (3,074,661)	(3,720,062)	(2,889,810)	(2,983,656)	(2,996,446)	(2,608,767)	(2,031,802)	(2,182,916)	(2,457,747)	(2,389,314)	(2,364,056)	(2,332,844)	(2,693,874)	$ (6,729,036)	$ (5,980,102)	$ (12,589,974)	$ (9,281,232)	$ (9,780,088)
Other income (expense), net		(1,652,412)	(1,665,682)	(1,670,428)	(1,664,264)	(1,506,336)	(43,970)	(59,488)	(63,052)	(63,844)	(59,613)	3,972	905,843			(6,652,786)	(1,672,846)	786,358
Loss from continuing operations	(4,662,952)	(5,372,473)	(4,555,493)	(4,654,084)	(4,660,710)	(4,115,103)	(2,075,772)	(2,242,404)	(2,520,799)	(2,453,160)	(2,423,668)	(2,328,872)	(1,788,031)	(9,924,447)	(9,314,794)	(19,205,198)	(11,032,610)	(9,072,261)
Loss from discontinued operations	$ (67,576)	$ (8,864,588)	$ (3,953,933)	$ (4,196,727)	$ (4,262,356)	$ (4,239,629)	$ (4,178,301)	$ (4,152,202)	$ (3,989,008)	$ (4,242,750)	$ (3,719,725)	$ (3,902,278)	$ (3,838,275)	$ (1,799,401)	$ (8,459,083)	$ (21,277,604)	$ (16,559,140)	$ (15,703,028)
Continuing Operations (in dollars per share)	$ (1.36)	$ (1.58)	$ (1.34)	$ (1.37)	$ (1.37)	$ (1.22)	$ (0.62)	$ (0.67)	$ (0.76)	$ (0.74)	$ (0.73)	$ (0.70)	$ (0.58)	$ (2.93)	$ (2.79)	$ (5.76)	$ (3.30)	$ (2.78)
Discontinued Operations (in dollars per share)	$ (0.02)	$ (2.61)	$ (1.16)	$ (1.24)	$ (1.26)	$ (1.25)	$ (1.25)	$ (1.25)	$ (1.20)	$ (1.28)	$ (1.12)	$ (1.18)	$ (1.25)	$ (0.53)	$ (2.54)	$ (6.38)	$ (4.96)	$ (4.82)
Weighted average number of shares outstanding - basic and diluted (in shares)	3,432,384	3,398,876	3,398,313	3,396,219	3,392,839	3,382,103	3,332,190	3,323,934	3,321,953	3,320,969	3,320,125	3,318,539	3,073,235	3,387,462	3,334,539	3,396,583	3,340,188	3,259,066